Bonus Programs - Quantitative and qualitative objectives (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus	50.00%
Percentage of annual bonus	50.00%
Vesting period	4 years			6 years
Compensation expense	$ 575	$ 610	$ 401
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	70.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	30.00%